Fair Value Measurements - Schedule of Fair Value Hierarchy of Plan's Assets and Estimated Fair Value of Plan's Investment Funds (Details) - EBP 001 - USD ($)	Mar. 31, 2025	Mar. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	$ 1,088,463,761	$ 1,083,547,271
Mutual Funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	141,590,190	230,521,808
Viasat, Inc. Common Stock
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	32,187,114	40,287,626
Self-directed Brokerage Accounts
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	20,845,120	20,280,676
Common/Collective Trusts Measured at NAV
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	810,194,224	792,457,161
Pooled separate account measured at NAV
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	83,647,113	0
Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	173,777,304	270,809,434
Level 1 | Mutual Funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	141,590,190	230,521,808
Level 1 | Viasat, Inc. Common Stock
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	32,187,114	40,287,626
Level 1 | Self-directed Brokerage Accounts
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	0
Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	20,845,120	20,280,676
Level 2 | Mutual Funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	0
Level 2 | Viasat, Inc. Common Stock
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	0
Level 2 | Self-directed Brokerage Accounts
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	20,845,120	20,280,676
Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	0
Level 3 | Mutual Funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	0
Level 3 | Viasat, Inc. Common Stock
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	0
Level 3 | Self-directed Brokerage Accounts
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	0
Fair Value Measured at Net Asset Value Per Share | Common/Collective Trusts Measured at NAV
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	810,194,224	792,457,161
Fair Value Measured at Net Asset Value Per Share | Pooled separate account measured at NAV
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	83,647,113
Level 1 2 and 3
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	$ 194,622,424	$ 291,090,110